UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________________ to ____________________.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________________ to ____________________.

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017.

Date of Report:

January 26, 2018

Commission File Number 021-188112

FIFS Holdings Corp. ¹

(Exact Name of Registrant as Specified in its Charter)

Texas (State or Other Jurisdiction of Incorporation or Organization)	76-0465087 (I.R.S. Employer Identification No.)

5757 Woodway Drive, Suite 400	77057
Houston, Texas (Address of Principal Executive Offices)	(Zip Code)

(713) 977-2600

(Registrant's Telephone Number, Including Area Code)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

¹	First Investors Financial Services Group, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities registered by: First Investors Auto Owners Trust and First Investors Financial Services Corp.

²	First Investors Financial Services Group, as securitizer, reports no demands made upon relevant trustees prior to December 31, 2017. As a result, the disclosures in this form will not contain investor demands.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

First Investors Financial Services Group, Inc.
(Securitizer)

Date: January 26, 2018	By: /s/BENNIE H. DUCK
Bennie H. Duck
Executive Vice President and Chief Financial Officer